Taxation - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax expense	$ 7,243	$ 151,153	$ 672,205
Deferred income tax expense		(1,853,280)	(38,890)
Income tax benefit, total	$ 7,243	$ (1,702,127)	$ 633,315